CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Operating activities:
Net income (loss)	$ 1,988	$ (24,958)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Net (income) loss from discontinued operations	(670)	13,856
Deferred income tax provision (benefit)	(68)	608
Depreciation and amortization on plant, property and equipment	225	633
Amortization of deferred financing costs	462	1,475
Loss on disposals of property, plant and equipment		210
Bad debt expense	53	(90)
Stock-based compensation	1,114	697
Paid-in-kind interest		1,964
Restructuring charges		3,661
Changes in operating assets and liabilities, net of businesses sold:
Accounts receivable	(7,843)	(2,860)
Contract assets	(4,159)	2,336
Other current assets	(1,918)	2,453
Other assets	1,404	(1,400)
Accounts payable	8,016	2,021
Accrued and other liabilities	(2,705)	3,643
Contract liabilities	2,039	(4,261)
Net cash provided by (used in) operating activities, continuing operations	(2,062)	(12)
Net cash provided by (used in) operating activities, discontinued operations	(350)	(6,685)
Net cash provided by (used in) operating activities	(2,412)	(6,697)
Investing activities:
Purchase of property, plant and equipment	(178)	(123)
Net cash provided by (used in) investing activities, continuing operations	(178)	(123)
Net cash provided by (used in) investing activities, discontinued operations		319
Net cash provided by (used in) investing activities	(178)	196
Financing activities:
Repurchase of stock-based awards for payment of statutory taxes due on stock-based compensation	(154)	(351)
Debt issuance costs		(1,520)
Proceeds from short-term borrowings	163,040
Repayments of short-term borrowings	(162,416)
Proceeds from long-term debt		33,679
Repayments of long-term debt	(350)	(31,154)
Net cash provided by (used in) financing activities, continuing operations	120	654
Net cash provided by (used in) financing activities	120	654
Net change in cash, cash equivalents and restricted cash	(2,470)	(5,847)
Cash, cash equivalents and restricted cash, beginning of period	4,942	16,156
Cash, cash equivalents and restricted cash, end of period	2,472	10,309
Supplemental Disclosures:
Cash paid for interest	$ 3,527	3,555
Cash paid for income taxes, net of refunds		16
Noncash amendment fee related to term loan		$ 4,000